SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of summarized financial information of Maui Jim
(in millions)	2012	2011
Total assets	$175.4	$163.0
Total liabilities	68.0	62.4
Total equity	107.4	100.6

Schedule of reconciliation of numerator and denominator of the basic and diluted earnings per share computations

		Weighted
(in thousands,	Income	Average Shares	Per Share
except per share data)	(Numerator)	(Denominator)	Amount
For the year ended December 31, 2012
Basic EPS
Income available to common shareholders	$103,346	21,216	$4.87
Stock options	—	364
Diluted EPS
Income available to common shareholders and assumed conversions	$103,346	21,580	$4.79
For the year ended December 31, 2011
Basic EPS
Income available to common shareholders	$126,598	21,078	$6.01
Stock options	—	356
Diluted EPS
Income available to common shareholders and assumed conversions	$126,598	21,434	$5.91
For the year ended December 31, 2010
Basic EPS
Income available to common shareholders	$128,197	21,020	$6.10
Stock options	—	221
Diluted EPS
Income available to common shareholders and assumed conversions	$128,197	21,241	$6.04